CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 332,033	$ 293,641	$ 349,435
Cost of revenues	224,698	194,479	246,487
Gross profit	107,335	99,162	102,948
Operating expenses:
Research and development, net	25,703	21,695	22,930
Selling and marketing	41,656	39,515	40,816
General and administrative	18,576	20,380	21,235
Restructuring costs			1,225
Other income	(1,746)	(1,921)	(4,849)
Total operating expenses	84,189	79,669	81,357
Operating income	23,146	19,493	21,591
Financial expenses, net	5,889	6,303	14,738
Income before taxes on income	17,257	13,190	6,853
Taxes on income	1,697	1,761	5,842
Net income	$ 15,560	$ 11,429	$ 1,011
Net Income per share:
Basic net income per share	$ 0.20	$ 0.15	$ 0.01
Diluted net income per share	$ 0.19	$ 0.15	$ 0.01
Weighted average number of ordinary shares used in computing basic net income per share	77,916,912	77,702,788	77,239,409
Weighted average number of ordinary shares used in computing diluted net income per share	79,942,353	78,613,528	77,296,681